Note Goodwill and other intangible assets (Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill Gross	$ 839,334	$ 795,506	$ 795,506
Goodwill Impaired Accumulated Impairment Loss	168,212	168,212	168,212
Goodwill (net amounts)	671,122	627,294	627,294
Banco Popular de Puerto Rico
Goodwill
Goodwill Gross	324,049	280,221	280,221
Goodwill Impaired Accumulated Impairment Loss	3,801	3,801	3,801
Goodwill (net amounts)	320,248	276,420	276,420
PB
Goodwill
Goodwill Gross	515,285	515,285	515,285
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 350,874	$ 350,874	$ 350,874